Personnel expenses	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Personnel expenses
Personnel expenses:
Personnel expenses are included in cost of product and service revenues, research and product development expense, general and administrative expense, sales and marketing expense, and other expense.

	December 31, 2018	December 31, 2017
Salaries and employee benefits	$46,381	$44,763
Share-based compensation (note 20)	2,902	3,125
	$49,283	$47,888